UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value

CONSUMER DISCRETIONARY — 18.4%
DISH Network, Cl A	4,003	$149,192
Genesco*	3,139	195,654
Harman International Industries	4,050	181,359
Hasbro	4,472	167,118
Life Time Fitness*	5,005	253,903
Nordstrom	4,934	272,505
Tupperware Brands	3,309	252,146
Urban Outfitters*	6,253	267,566

		1,739,443

CONSUMER STAPLES — 2.5%
Flowers Foods	8,800	236,544

ENERGY — 8.0%
Cameco	8,947	192,808
Superior Energy Services*	7,217	180,208
Tidewater	3,409	167,621
Whiting Petroleum*	4,422	210,399

		751,036

FINANCIALS — 3.3%
City National	3,128	165,659
Comerica	4,319	148,401

		314,060

HEALTH CARE — 16.8%
Bruker*	13,678	230,748
CareFusion*	9,983	309,872
CR Bard	2,653	270,792
Hologic*	13,521	322,340
Mednax*	3,478	297,578
Salix Pharmaceuticals*	3,138	150,310

		1,581,640

INDUSTRIALS — 24.7%
Armstrong World Industries	5,750	316,192
Cintas	5,618	237,417
Flowserve	1,474	231,079
Hertz Global Holdings*	13,142	240,236
IDEX	4,748	236,878
Jacobs Engineering Group*	4,827	232,227
Kansas City Southern	2,804	261,080
Pentair	3,567	180,775
Valmont Industries	1,311	191,039
Werner Enterprises	8,485	200,416

		2,327,339

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — 14.4%
Cognizant Technology Solutions, Cl A*	2,651	$207,255
FactSet Research Systems	1,510	139,705
Microchip Technology	5,201	173,973
MICROS Systems*	3,698	170,219
National Instruments	7,490	212,716
NetApp*	6,114	220,104
Nuance Communications*	9,627	231,530

		1,355,502

MATERIALS — 6.3%
Air Products & Chemicals	2,475	216,389
Allegheny Technologies	6,260	198,129
Greif, Cl A	3,861	181,390

		595,908

UTILITIES — 2.3%
ITC Holdings	2,646	214,326

TOTAL COMMON STOCK (Cost $7,543,342)		9,115,798

SHORT-TERM INVESTMENT (A) — 6.3%
CASH EQUIVALENT — 6.3%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $592,365)	592,365	592,365

TOTAL INVESTMENTS — 103.0% (Cost $8,135,707) †		$9,708,163

Percentages are based on Net Assets of $9,428,074.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2013.
Cl	Class
†	At January 31, 2013, the tax basis cost of the Fund’s investments was $8,135,707, and the unrealized appreciation and depreciation were $1,700,866 and $(128,410) respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

As of January 31, 2013, all of the Fund’s investments are Level 1.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period January 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-1900

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.6%
	Shares	Value

CONSUMER DISCRETIONARY — 16.6%
Chico’s FAS	74,600	$1,337,578
Cinemark Holdings	95,600	2,690,184
Grand Canyon Education*	81,200	1,937,432
Hanesbrands*	58,100	2,177,588
Men’s Wearhouse	38,400	1,165,440
Oxford Industries	41,666	2,057,467
Stage Stores	68,400	1,562,940
Wendy’s	233,400	1,199,676

		14,128,305

CONSUMER STAPLES — 3.6%
Pricesmart	21,400	1,648,014
Snyders-Lance	54,200	1,378,306

		3,026,320

ENERGY — 1.8%
Gulfport Energy*	36,200	1,493,974

FINANCIALS — 7.3%
First Cash Financial Services*	44,800	2,388,288
Hancock Holding	45,000	1,359,900
Signature Bank*	17,000	1,256,810
UMB Financial	26,600	1,177,582

		6,182,580

HEALTH CARE — 17.8%
Akorn*	104,500	1,367,905
Bruker*	141,200	2,382,044
Hanger Orthopedic Group*	72,300	2,077,179
HealthSouth*	87,400	2,085,364
IPC The Hospitalist*	36,800	1,569,152
Owens & Minor	53,550	1,639,166
Team Health Holdings*	67,300	2,279,451
Vanguard Health Systems*	128,400	1,793,748

		15,194,009

INDUSTRIALS — 21.6%
Allegiant Travel, Cl A*	22,700	1,690,469
Forward Air	52,200	1,937,142
Harsco	62,100	1,582,929
Hexcel*	62,300	1,669,017
MasTec*	94,200	2,665,860
Middleby*	11,800	1,668,048
Polypore International*	48,100	1,856,179
Rush Enterprises, Cl A*	61,400	1,452,724

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Steelcase, Cl A	142,000	$1,935,460
Tennant	34,900	1,606,796
United Stationers	10,370	345,736

		18,410,360

INFORMATION TECHNOLOGY — 22.2%
Diebold	35,700	1,051,008
Electronics for Imaging*	81,800	1,850,316
FARO Technologies*	38,205	1,268,788
FEI	33,500	2,042,160
Hittite Microwave*	35,700	2,191,266
InvenSense, Cl A*	112,046	1,635,872
JDS Uniphase*	135,400	1,964,654
NICE Systems ADR*	41,495	1,530,750
OSI Systems*	33,400	1,818,964
Plantronics	39,700	1,632,464
PTC*	84,300	1,954,074

		18,940,316

MATERIALS — 2.7%
Intrepid Potash	59,200	1,379,360
Koppers Holdings	22,900	928,824

		2,308,184

TOTAL COMMON STOCK (Cost $66,845,254)		79,684,048

SHORT-TERM INVESTMENT (A) — 4.7%
CASH EQUIVALENT — 4.7%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $4,018,605)	4,018,605	4,018,605

TOTAL INVESTMENTS — 98.3% (Cost $70,863,859) †		$83,702,653

Percentages are based on Net Assets of $85,155,992.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2013.
ADR	American Depositary Receipt
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $70,863,859, and the unrealized appreciation and depreciation were $13,852,553 and $(1,013,759) respectively.

As of January 31, 2013, all of the Fund’s investments are Level 1.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-1900

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.6%**
	Shares	Value

CONSUMER DISCRETIONARY — 12.4%
Asbury Automotive Group*	18,900	$672,084
Bravo Brio Restaurant Group*	25,100	373,990
Carmike Cinemas*	21,500	342,925
Conn’s*	13,300	378,252
Fuel Systems Solutions*	32,720	480,330
Kona Grill*	35,890	303,271
Krispy Kreme Doughnuts*	33,100	430,300
Shoe Carnival	18,850	385,859
Sonic*	39,900	445,284
Zagg*	56,800	393,056

		4,205,351

CONSUMER STAPLES — 2.3%
Inter Parfums	18,500	401,635
SunOpta*	50,700	363,012

		764,647

ENERGY — 4.0%
Emerald Oil*	31,716	188,710
Matrix Service*	9,187	131,190
Sanchez Energy*	27,400	547,452
Triangle Petroleum*	80,300	505,087

		1,372,439

FINANCIALS — 7.1%
1st United Bancorp	53,500	343,470
Berkshire Hills Bancorp	14,100	341,220
eHealth*	14,300	348,491
Lakeland Financial	18,600	454,584
Netspend Holdings*	49,000	531,160
Performant Financial*	30,100	382,270

		2,401,195

HEALTH CARE — 21.8%
Accelrys*	26,500	249,630
Anika Therapeutics*	29,674	315,138
Cantel Medical	18,700	587,367
Computer Programs & Systems	9,400	494,534
Greatbatch*	14,100	374,214
Hanger Orthopedic Group*	23,800	683,774
MedAssets*	24,600	480,930
Natus Medical*	40,900	503,888
Omnicell	32,000	505,600
PhotoMedex*	35,800	507,286
Quidel*	18,700	419,628
RTI Biologics*	78,400	385,728
Symmetry Medical*	47,800	511,938
Synergetics USA*	60,200	313,040

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
TearLab*	63,700	$356,720
US Physical Therapy	12,300	302,580
Vascular Solutions*	26,200	437,802

		7,429,797

INDUSTRIALS — 18.8%
Altra Holdings	25,400	608,330
DXP Enterprises*	8,400	477,960
Erickson Air-Crane*	37,492	439,781
Exponent*	10,200	498,678
LB Foster, Cl A	8,100	350,811
MYR Group*	14,000	314,300
Navigant Consulting*	31,100	358,583
NCI Building Systems*	36,200	560,376
On Assignment*	27,300	667,485
Rush Enterprises, Cl A*	17,000	402,220
Standard Parking*	18,300	383,568
Team*	8,100	354,861
Thermon Group Holdings*	19,700	476,740
Titan Machinery*	17,700	511,707

		6,405,400

INFORMATION TECHNOLOGY — 26.7%
Dice Holdings*	32,900	309,589
Digi International*	29,400	288,120
Envestnet*	29,000	403,390
Exa*	42,806	428,488
Global Cash Access Holdings*	102,600	774,630
Keynote Systems	33,200	517,920
Lionbridge Technologies*	138,424	552,312
LivePerson*	26,900	359,653
LTX-Credence*	55,300	339,542
MaxLinear, Cl A*	48,000	248,640
Monotype Imaging Holdings	31,800	574,944
Move*	38,900	366,827
Nanometrics*	28,300	441,763
Newport*	24,600	354,732
NVE*	7,100	390,500
Perficient*	56,900	680,524
PROS Holdings*	17,900	394,874
Super Micro Computer*	50,700	627,666
Tangoe*	44,700	645,915
WNS Holdings ADR*	31,420	399,976

		9,100,005

TELECOMMUNICATION SERVICES — 2.5%
Iridium Communications*	40,300	282,100

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TELECOMMUNICATION SERVICES — continued
Premiere Global Services*	62,175	$582,580

		864,680

TOTAL COMMON STOCK (Cost $27,481,710)		32,543,514

SHORT-TERM INVESTMENT (A) — 5.7%
CASH EQUIVALENT — 5.7%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,921,587)	1,921,587	1,921,587

TOTAL INVESTMENTS — 101.3% (Cost $29,403,297) †		$34,465,101

Percentages are based on Net Assets of $34,023,515.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2013.
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2013, the tax basis cost of the Fund’s investments was $29,403,297, and the unrealized appreciation and depreciation were $5,710,523 and $(648,719) respectively.

As of January 31, 2013, all of the Fund’s investments are Level 1.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013